Common Stock and Warrants (Details) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Shares of Common Stock Issuable from Warrants	3,302,001	2,380,126
Series G [Member]
Shares of Common Stock Issuable from Warrants	625,000	625,000
Exercise Price	$ 0.64
Expiration	2015-04-17
Series H [Member]
Shares of Common Stock Issuable from Warrants	1,755,126	1,755,126
Exercise Price	$ 0.83
Expiration	2016-02-01
Series I [Member]
Shares of Common Stock Issuable from Warrants	921,875
Exercise Price	$ 1.37
Expiration	2018-10-07